Employee benefits - Movement in defined benefit pension obligations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017
Included in profit or loss:
Current service cost		$ 8	$ 9	$ 9
Interest cost (income)		35	29
Administrative expenses		44	33	(35)
Settlement (gain)		(14)	0	(7)
Total expense (income) recognized in profit or loss		72	70	74
Remeasurement (gains) losses:
Demographic assumptions		(50)	(1)	(10)
Financial assumptions		521	(302)	265
Return on plan assets, excluding interest income		(695)	283	(429)
Total remeasurement (gains) losses		(224)	(20)	(174)
Other movements:
Contributions by the Group		(6)	(25)
Benefits paid by the plans		0	0
Business disposals / Plans assumed		(3)	(13)
Effect of movements in exchange rates		1	1
Total other movements		(8)	(37)
Liability for post-employment medical obligations as of the end of the year	$ 695	695	854	840
Liability for post-employment medical obligations as of the beginning of the year		854	840
Total net pension benefits liability	695	695	854	840	$ 695	$ 854
Benefit liabilities					695	854
Aggregate continuing and discontinued operations
Included in profit or loss:
Total expense (income) recognized in profit or loss		73	71	75
Funded plans
Other movements:
Liability for post-employment medical obligations as of the end of the year	655	655	814
Liability for post-employment medical obligations as of the beginning of the year		814
Total net pension benefits liability	655	655	814		655	814
Unfunded plans
Other movements:
Liability for post-employment medical obligations as of the end of the year	40	40	40
Liability for post-employment medical obligations as of the beginning of the year		40
Total net pension benefits liability	40	40	40		40	40
Reynolds Group Pension Plan
Included in profit or loss:
Settlement (gain)	(14)
Total expense (income) recognized in profit or loss		70	62	72
Other movements:
Benefits paid by the plans	(197)
Liability for post-employment medical obligations as of the end of the year	654	654	795
Liability for post-employment medical obligations as of the beginning of the year		795
Total net pension benefits liability	654	654	795		654	795
Other plans
Other movements:
Liability for post-employment medical obligations as of the end of the year	41	41	59
Liability for post-employment medical obligations as of the beginning of the year		59
Total net pension benefits liability	41	41	59		41	59
Defined benefit obligation
Included in profit or loss:
Current service cost		8	9
Interest cost (income)		173	168	198
Administrative expenses		0	0
Settlement (gain)		(14)	0
Total expense (income) recognized in profit or loss		167	177
Remeasurement (gains) losses:
Demographic assumptions		(50)	(1)
Financial assumptions		521	(302)
Return on plan assets, excluding interest income		0	0
Total remeasurement (gains) losses		471	(303)
Other movements:
Contributions by the Group		0	0
Benefits paid by the plans		(494)	(299)
Business disposals / Plans assumed		16	(42)
Effect of movements in exchange rates		2	0
Total other movements		(476)	(341)
Liability for post-employment medical obligations as of the end of the year	4,525	4,525	4,363	4,830
Liability for post-employment medical obligations as of the beginning of the year		4,363	4,830
Total net pension benefits liability	4,525	4,525	4,363	4,830	4,525	4,363
Defined benefit obligation | Reynolds Group Pension Plan
Other movements:
Liability for post-employment medical obligations as of the end of the year	4,470	4,470	4,234
Liability for post-employment medical obligations as of the beginning of the year		4,234
Total net pension benefits liability	4,470	4,470	4,234		4,470	4,234	$ 308
Defined benefit obligation | Other plans
Other movements:
Liability for post-employment medical obligations as of the end of the year	55	55	129
Liability for post-employment medical obligations as of the beginning of the year		129
Total net pension benefits liability	55	55	129		55	129
Fair value of plan assets
Included in profit or loss:
Current service cost		0	0
Interest cost (income)		(138)	(139)	(160)
Administrative expenses		44	33
Settlement (gain)		0	0
Total expense (income) recognized in profit or loss		(94)	(106)
Remeasurement (gains) losses:
Demographic assumptions		0	0
Financial assumptions		0	0
Return on plan assets, excluding interest income		(695)	283
Total remeasurement (gains) losses		(695)	283
Other movements:
Contributions by the Group		(6)	(25)
Benefits paid by the plans		494	299
Business disposals / Plans assumed		(19)	29
Effect of movements in exchange rates		(1)	1
Total other movements		468	304
Liability for post-employment medical obligations as of the end of the year	(3,830)	(3,830)	(3,509)	(3,990)
Liability for post-employment medical obligations as of the beginning of the year		(3,509)	(3,990)
Total net pension benefits liability	(3,830)	(3,830)	(3,509)	$ (3,990)	(3,830)	(3,509)
Fair value of plan assets | Reynolds Group Pension Plan
Other movements:
Liability for post-employment medical obligations as of the end of the year	(3,816)	(3,816)	(3,439)
Liability for post-employment medical obligations as of the beginning of the year		(3,439)
Total net pension benefits liability	(3,816)	(3,816)	(3,439)		(3,816)	(3,439)
Fair value of plan assets | Other plans
Other movements:
Liability for post-employment medical obligations as of the end of the year	(14)	(14)	(70)
Liability for post-employment medical obligations as of the beginning of the year		(70)
Total net pension benefits liability	$ (14)	$ (14)	$ (70)		$ (14)	$ (70)